Non-current Assets - Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	$ 146,685,211	$ 139,793,448
Additions	9,348,073
Disposals	(46,525)
Depreciation charge	(2,007,784)
Exchange differences	(402,001)
Plant and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	20,291,535	21,204,001
Additions	354,543
Disposals	(46,525)
Transfers	173,147
Depreciation charge	(1,224,618)
Exchange differences	(169,013)
Plant and equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	27,767,041	27,520,756
Plant and equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(7,475,506)	(6,316,755)
Leasehold improvements
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	292,357	424,770
Depreciation charge	(132,413)
Leasehold improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	1,430,580	1,430,580
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(1,138,223)	(1,005,810)
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	42,932,616	43,786,229
Depreciation charge	(650,753)
Exchange differences	(202,860)
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	47,638,775	47,866,171
Buildings | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(4,706,159)	(4,079,942)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	2,306,346	2,330,826
Exchange differences	(24,480)
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	2,306,346	2,330,826
Construction work in progress
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	80,862,357	72,047,622
Additions	8,993,530
Transfers	(173,147)
Exchange differences	(5,648)
Construction work in progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	$ 80,862,357	$ 72,047,622